Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue		€ 3,211	€ 18	€ 8,625	€ 46
Research and development costs		(43,826)	(40,235)	(95,085)	(70,775)
General and administrative expenses		(10,960)	(5,226)	(21,396)	(9,888)
Operating profit / (loss)		(51,575)	(45,443)	(107,856)	(80,617)
Share of profit / (loss) of associate		(2,262)		(4,114)
Finance income		3,362	22,573	4,917	16,270
Finance expenses		(8,494)	(6)	(5,623)	(11)
Profit / (loss) before tax		(58,969)	(22,876)	(112,676)	(64,358)
Tax on profit / (loss) for the period		65	99	135	206
Net profit / (loss) for the period		(58,904)	(22,777)	(112,541)	(64,152)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(594)	2	(35)	(7)
Other comprehensive income / (loss) for the period, net of tax		(594)	2	(35)	(7)
Total comprehensive income / (loss) for the period, net of tax		(59,498)	(22,775)	(112,576)	(64,159)
Profit / (loss) for the period attributable to owners of the Company		(58,904)	(22,777)	(112,541)	(64,152)
Total comprehensive income / (loss) for the period attributable to owners of the Company		€ (58,498)	€ (22,775)	€ (112,576)	€ (64,159)
Basic and diluted earnings / (loss) per share		€ (1.25)	€ (0.55)	€ (2.48)	€ (1.60)
Number of shares used for calculation (basic and diluted)	[1]	47,190,717	41,650,907	45,291,688	40,182,701

[1]	A total of 5,199,177 warrants outstanding as of June 30, 2019 can potentially dilute earnings per share in the future, but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, a total of 4,479,691 warrants outstanding as of June 30, 2018 are also considered antidilutive for the periods presented and have not been included in the calculation.